TRADE RECEIVABLES - Disclosure of changes in provision for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Balance	$ 1,549	$ 910
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	883	639
Balance	$ 2,432	$ 1,549